Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (Parenthetical) - $ / shares	Oct. 31, 2020	May 31, 2020	Oct. 31, 2019
Fair Value Disclosures [Abstract]
Warrant exercise price per share	$ 0.372	$ 0.64	$ 0.372